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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 10/31/00

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


London Pacific Advisors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


1255 Creekside Oaks Dr.               Sacramento            CA            95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)         (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Eric Carlson                  Compliance Officer                    916-561-2420
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/ Eric Carlson
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                                 S.F., CA   11/8/2000
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total: $123,117
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-           NONE                   6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Hldg NV ADR           COM              000937102     3633   157085 SH       SOLE                                     157085
Aegon NV ADR                   COM              007924103     3427    92301 SH       SOLE                                      92301
America Online Inc             COM              02364J104      260     4832 SH       SOLE                                       4832
American Exp Corp              COM              025816109     4706    77463 SH       SOLE                                      77463
American Power Conversion      COM              029066107      203    10575 SH       SOLE                                      10575
Anheuser Busch                 COM              035229103      210     4970 SH       SOLE                                       4970
Apollo Group Inc Cl A          COM              037604105      417    10450 SH       SOLE                                      10450
Astrazeneca                    COM              046353108      238     4525 SH       SOLE                                       4525
Banc One                       COM              059438101      275     7129 SH       SOLE                                       7129
Bank of America Corp           COM              060505104      274     5238 SH       SOLE                                       5238
Bank of New York Inc           COM              064057102     4972    88684 SH       SOLE                                      88684
Biogen Inc                     COM              090597105      260     4255 SH       SOLE                                       4255
Bristol Myers Squibb           COM              110122108     3484    60994 SH       SOLE                                      60994
Canon Inc                      COM              138006309      207     4680 SH       SOLE                                       4680
Capital One Finl Corp          COM              14040H105      424     6045 SH       SOLE                                       6045
Chase Manhattan Corp           COM              16161A108      235     5089 SH       SOLE                                       5089
Cisco Systems Inc              COM              17275R102     2794    50562 SH       SOLE                                      50562
Citigroup                      COM              172967101     4977    92053 SH       SOLE                                      92053
City Natl Corp                 COM              178566105      324     8390 SH       SOLE                                       8390
Computer Assoc Intl Inc        COM              204912109     1804    71617 SH       SOLE                                      71617
Conoco Inc Cl A                COM              208251306      319    12200 SH       SOLE                                      12200
Corning Inc                    COM              219350105     2078     6995 SH       SOLE                                       6995
Costco Co Inc                  COM              22160Q102     3255    93172 SH       SOLE                                      93172
Dell Computer Corp             COM              247025109     2834    91970 SH       SOLE                                      91970
Duke Energy Corp               COM              264399106      237     2760 SH       SOLE                                       2760
EMC Corp                       COM              268648102      343     3460 SH       SOLE                                       3460
Estee Lauder                   COM              518439104     3007    82097 SH       SOLE                                      82097
Exxon Mobil Corp               COM              30231G102     4343    48729 SH       SOLE                                      48729
Fleet Boston Finl Corp         COM              339030108      232     5949 SH       SOLE                                       5949
Flextronics Intl LTD Ord       COM              Y2573F102      331     4035 SH       SOLE                                       4035
Gehl Co                        COM              368483103      170    14675 SH       SOLE                                      14675
General Electric Co            COM              369604103     1053    18257 SH       SOLE                                      18257
Ims Health                     COM              449934108      348    16790 SH       SOLE                                      16790
Intel Corp                     COM              458140100     3770    90701 SH       SOLE                                      90701
Koninklijke Ahold NV           COM              500467303     2284    81015 SH       SOLE                                      81015
Martin Marietta Materials      COM              573284106      250     6535 SH       SOLE                                       6535
Maytag Corp                    COM              578592107      240     7730 SH       SOLE                                       7730
McCormick & Co Inc Non-Vote    COM              579780206      266     8940 SH       SOLE                                       8940
Mellon Bank Corp               COM              585509102      219     4715 SH       SOLE                                       4715
Merck & Co Inc                 COM              589331107     3851    51733 SH       SOLE                                      51733
Mercury Interactive Corp       COM              589405109      516     3290 SH       SOLE                                       3290
Merrill Lynch Company Inc      COM              590188108     5116    77510 SH       SOLE                                      77510
Microsoft Corp                 COM              594918104     4465    74029 SH       SOLE                                      74029
Morgan J P & Co                COM              616880100      227     1390 SH       SOLE                                       1390
Nestle S A Spons Adr           COM              641069406     3816    35502 SH       SOLE                                      35502
Nokia Corp Adr                 COM              654902204     3767    94616 SH       SOLE                                      94616
Oracle Corp                    COM              68389X105      313     3974 SH       SOLE                                       3974
Oxford Health Plans            COM              691471106      465    15115 SH       SOLE                                      15115
PE Biosystems Group            COM                            5547    47612 SH       SOLE                                      47612
Paychex Inc                    COM              704326107      472     8999 SH       SOLE                                       8999
Pfizer Inc                     COM              717081103     5055   112483 SH       SOLE                                     112483
Procter & Gamble               COM              742718109     3086    46059 SH       SOLE                                      46059
Progress Software              COM              743312100      221    16235 SH       SOLE                                      16235
Qualcomm Inc                   COM              747525103      251     3520 SH       SOLE                                       3520
S & P Mid Cap 400 Dep Rcpts    COM              595635103     1257    12792 SH       SOLE                                      12792
Sabre Grp Hldgs                COM              785905100      273     9420 SH       SOLE                                       9420
Siemens AG - Unsponsored ADR   COM              826197402      981     7546 SH       SOLE                                       7546
Sony Corp Adr                  COM              835699307     3691    36564 SH       SOLE                                      36564
Southwest Airlines Co          COM              844741108      331    13670 SH       SOLE                                      13670
Sp Dep Rec Unit Ser 1          COM              78462F103      611     4257 SH       SOLE                                       4257
Sprint Corp                    COM              852061100      942    32149 SH       SOLE                                      32149
Staples Inc                    COM              855030102      206    14486 SH       SOLE                                      14486
Sungard Data Sys Inc           COM              867363103      354     8265 SH       SOLE                                       8265
Synopsys Inc                   COM              871607107      262     6925 SH       SOLE                                       6925
T Rowe Price Assoc             COM              741477103      340     7235 SH       SOLE                                       7235
Time Warner Inc                COM              887315109     3701    47295 SH       SOLE                                      47295
Varco International            COM              922126107      329    15826 SH       SOLE                                      15826
Visx Intl                      COM                             225     8368 SH       SOLE                                       8368
Vitesse Semicondutor           COM              928497106      402     4515 SH       SOLE                                       4515
Vivendi Sponsored ADR          COM              92851S105     3001   202601 SH       SOLE                                     202601
Vodafone Grp Plc Adr           COM              92857T107     3289    88883 SH       SOLE                                      88883
WEBS Index Fd Inc Japan        COM              92923H889      134    10130 SH       SOLE                                      10130
Wal Mart Stores                COM              931142103     3648    75796 SH       SOLE                                      75796
Walgreen Co                    COM              931422109     1757    46300 SH       SOLE                                      46300
Worldcom Inc                   COM              98157d106     1291    42497 SH       SOLE                                      42497
XL Capital Ltd                 COM              G3242A102      221     3005 SH       SOLE                                       3005